Loans - Composition of Loan Portfolio By Class of Loan (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		$ 14,000	$ 3,500
Impaired Financing Receivable, Related Allowance		2,273	684
Impaired Financing Receivable, Unpaid Principal Balance		59,381	66,585
Recorded investment		48,144	56,564	$ 70,426
Loan Balance		5,692,132	5,372,483
Accrued Interest Receivable		17,666	16,659
Recorded Investment		5,709,798	5,389,142
Net accretion of purchase accounting adjustments		(793)	0	0
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		11,407	3,335
Impaired Financing Receivable, Related Allowance		2,169	681
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		13,736	5,394
Recorded investment		15,120	18,039	20,624
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		8,999	19,899
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		3,713	14,704
Loan Balance	[1]	1,072,786	1,053,453
Accrued Interest Receivable	[1]	4,603	4,413
Recorded Investment	[1]	1,077,389	1,057,866
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		2,213	82
Impaired Financing Receivable, Related Allowance		86	2
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		2,255	137
Recorded investment		28,426	18,142	24,474
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		26,663	18,974
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		26,213	18,060
Loan Balance	[1]	1,283,045	1,167,607
Accrued Interest Receivable	[1]	4,750	4,283
Recorded Investment	[1]	1,287,795	1,171,890
Construction real estate
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		248,274	181,470
Recorded Investment		249,233	182,017
Commercial
Financing Receivable, Recorded Investment [Line Items]
Recorded investment		1,866	1,324	2,226
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		4,679	2,788
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		1,866	1,324
Loan Balance		175,300	125,389
Accrued Interest Receivable		801	401
Recorded Investment		176,101	125,790
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		70,541	52,203
Accrued Interest Receivable		151	133
Recorded Investment		70,692	52,336
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		2,433	3,878
Accrued Interest Receivable		7	13
Recorded Investment		2,440	3,891
Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		358	47
Impaired Financing Receivable, Related Allowance		18	1
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		358	47
Recorded investment		2,732	19,059	$ 23,102
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		2,691	19,346
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		2,374	19,012
Loan Balance		429,730	393,094
Accrued Interest Receivable		1,150	1,029
Recorded Investment		430,880	394,123
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		1,134,278	1,110,426
Accrued Interest Receivable		1,227	1,516
Recorded Investment		1,135,505	1,111,942
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		215,283	203,178
Accrued Interest Receivable		1,159	974
Recorded Investment		216,442	204,152
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		14,327	18,526
Accrued Interest Receivable		36	53
Recorded Investment		14,363	18,579
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		1,292,136	1,241,736
Accrued Interest Receivable		3,756	3,808
Recorded Investment		1,295,892	1,245,544
Leases
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		2,273	2,993
Accrued Interest Receivable		26	36
Recorded Investment		$ 2,299	$ 3,029

[1]	Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.